Property plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property Plant and Equipment
The following table provides a breakdown for property, plant and equipment:

(€ thousands)	Land and buildings	Plant and machinery	Industrial and commercial equipment	Leasehold improvements	Other tangible assets	Tangible assets under construction and advances	Total
Historical cost at January 1, 2021	185,611	191,911	146,260	206,642	9,487	13,330	753,241
Additions	51,296	4,571	10,252	24,506	360	5,221	96,206
Disposals	(720)	(2,150)	(12,630)	(21,812)	(403)	(512)	(38,227)
Exchange differences	4,483	222	4,756	14,516	51	650	24,678
Disposition	(232,705)	(30,448)	(4,384)	(34)	(860)	(9,159)	(277,590)
Business combinations	245	315	6	—	75	—	641
Reclassifications	327	118	571	5,086	—	(6,102)	—
Balance at December 31, 2021	8,537	164,539	144,831	228,904	8,710	3,428	558,949
Additions	11	6,171	11,121	27,081	153	3,637	48,174
Disposals	—	(17,130)	(12,341)	(18,874)	(200)	—	(48,545)
Exchange differences	—	(37)	5,117	(2,353)	24	(30)	2,721
Reclassifications	—	320	(769)	3,432	(947)	(2,036)	—
Balance at December 31, 2022	8,548	153,863	147,959	238,190	7,740	4,999	561,299

Accumulated depreciation at January 1, 2021	(63,077)	(161,298)	(118,649)	(158,798)	(7,292)	—	(509,114)
Depreciation	(478)	(7,827)	(11,693)	(16,490)	(1,167)	—	(37,655)
Disposals	—	2,164	11,522	19,305	292	—	33,283
Impairment	—	(84)	(595)	(1,488)	—	(480)	(2,647)
Exchange differences	(1,816)	(267)	(6,066)	(12,362)	(13)	—	(20,524)
Disposition	61,473	24,798	2,307	7	597	—	89,182
Reclassifications	163	45	2,575	(3,525)	742	—	—
Balance at December 31, 2021	(3,735)	(142,469)	(120,599)	(173,351)	(6,841)	(480)	(447,475)
Depreciation	(296)	(6,879)	(11,504)	(20,356)	(1,167)	—	(40,202)
Disposals	—	17,048	12,262	18,747	193	—	48,250
Impairment	—	(23)	(438)	1,217	—	—	756
Exchange differences	—	(71)	(1,437)	4,139	880	—	3,511
Reclassifications	6	71	(1,443)	17	869	480	—
Balance at December 31, 2022	(4,025)	(132,323)	(123,159)	(169,587)	(6,066)	—	(435,160)
Carrying amount at:
January 1, 2021	122,534	30,613	27,611	47,844	2,195	13,330	244,127
December 31, 2021	4,802	22,070	24,232	55,553	1,869	2,948	111,474
December 31, 2022	4,523	21,540	24,800	68,603	1,674	4,999	126,139

Summary of Impairment Testing in Respect of Property Plant and Equipment
The following tables present the sensitivity of the 2022 and 2021 Zegna Segment DOS impairment test to reasonably possible changes in the aforementioned assumptions:

2022
		Existing assumption			Sensitivity effects on impairment
(€ thousands, except percentages)	Impairment(1)	WACC (%)	Growth rate (%)	Revenues CAGR (%) vs. 2022	WACC +/-100 bps	Growth rate +/- 50 bps	Revenues +/-250 bps
Zegna Segment DOS	(2,231)	8.84% - 17.20%	1.50%/ 5.00%	7.6%	(2,413) / (2,038)	(2,203) / (2,258)	(1,864) / (2,714)
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(1)Gross of reversals related to the reduction of right-of-use assets of €1,412 thousand.

2021
		Existing assumption			Sensitivity effects on impairment
(€ thousands, except percentages)	Impairment	WACC (%)	Growth rate (%)	Revenues CAGR (%) vs. 2021	WACC +/-100 bps	Growth rate +/- 50 bps	Revenues +/-250 bps
Zegna Segment DOS	(8,692)	4.99% / 21.63%	1.50%	+9.7%	(8,994) / (8,344)	(8,692) / (8,692)	(8,320) / (9,048)

The following tables present the sensitivity of the 2022 and 2021 Thom Browne Segment DOS impairment test to reasonably possible changes in the aforementioned assumptions:

2022
		Existing assumption			Sensitivity effects on impairment
(€ thousands, except percentages)	Impairment	WACC (%)	Growth rate (%)	Revenues CAGR (%) vs. 2022	WACC +/-100 bps	Growth rate +/- 50 bps	Revenues +/-250 bps
Thom Browne Segment DOS	(820)	8.84% / 11.59%	1.50% / 3.00%	9.5%	(1,003) / (700)	(800) / (848)	(641) / (1,120)

2021
		Existing assumption			Sensitivity effects on impairment
(€ thousands, except percentages)	Impairment	WACC (%)	Growth rate (%)	Revenues CAGR (%) vs. 2021	WACC +/-100 bps	Growth rate +/- 50 bps	Revenues +/-250 bps
Thom Browne Segment DOS	—	7.13% / 10.33%	2.00%	+6.9%	(95) / —	— / (58)	— / —

Summary of Impairment Testing to Reasonably Possible Changes in Assumptions
The following tables present the sensitivity analysis of the 2022 and 2021 impairment test of corporate assets to reasonably possible changes in aforementioned assumptions:

2022
		Existing assumption			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	Discount rate (bps)	Growth rate (bps)	EBITDA CAGR (%) vs 2022	WACC +/-100 bps	Growth rate +/- 50 bps	EBITDA +/-500 bps
CGU Zegna Segment	1,590	855	300	+16.3%	1,196 / 2,158	1,818 / 1,399	1,843 / 1,337
CGU Thom Browne Segment	454	841	300	+20.8%	362 / 563	552 / 372	526 / 381

2021
		Existing assumption			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	Discount rate (bps)	Growth rate (bps)	EBITDA CAGR (%) vs 2021	WACC +/-100 bps	Growth rate +/- 50 bps	EBITDA +/-500 bps
CGU Zegna Segment	1,277	669	150	+13.2%	931 / 1,790	1,485 / 1,106	1,506 / 1,048
CGU Thom Browne Segment	325	773	200	+15.3%	209 / 491	393 / 269	376 / 274